Share Capital (Tables)	12 Months Ended
Jul. 31, 2020
Share Capital [Abstract]
Schedule of stock option issued and outstanding
		Number of shares	Share Capital
Balance at July 31, 2019		256,981,753	$799,706
June 2020 at the market offering	(i)	32,942,479	33,263
May 2020 underwritten public offering	(ii)	63,940,000	43,495
April 2020 underwritten public offering	(iii)	59,800,000	22,928
January 2020 registered offering	(iv)	11,976,048	21,073
December 2019 registered offering	(v)	14,970,062	25,229
December 2019 private placement	Note 17	37,325,000	72,005
Options exercised	Note 22	116,532	223
Warrants exercised	Note 21	4,413,874	5,866
Balance at July 31, 2020		482,465,748	$1,023,788